Total
Baron WealthBuilder Fund
Baron WealthBuilder Fund
Investment Goal
The investment goal of Baron WealthBuilder Fund (the “Fund”) is capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Baron WealthBuilder Fund	Management Fee	Distribution (12b-1) Fee	Other Expenses	Interest Expense	Acquired Fund Fees and Expenses [1]	Total Annual Fund Operating Expenses	Expense Reimbursements	Total Annual Fund Operating Expenses after Expense Reimbursements [2]
Retail Shares		0.25%	0.14%	0.02%	1.16%	1.57%	(0.09%)	1.48%
Institutional Shares			0.15%	0.02%	1.16%	1.33%	(0.10%)	1.23%
TA Shares			0.15%	0.02%	1.16%	1.33%	(0.10%)	1.23%
[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the securities of a select number of Baron mutual funds.
[2]	BAMCO, Inc. (“BAMCO” or the “Adviser”) has agreed that, pursuant to a contract with an 11-year term terminating on August 29, 2030, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (portfolio transaction costs, interest, dividend, acquired fund fees and expenses and extraordinary expenses are not subject to the operating expense limitation) to 0.30% of average daily net assets of Retail Shares, 0.05% of average daily net assets of Institutional Shares and 0.05% of average daily net assets of TA Shares. Only the Board of Trustees of the Fund may terminate the expense reimbursement agreement prior to its termination date.

While the Fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the Baron mutual funds in which it invests (acquired funds).
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Baron WealthBuilder Fund - USD ($)	1	3	5	10
Retail Shares	151	468	808	1,768
Institutional Shares	125	390	676	1,489
TA Shares	125	390	676	1,489

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2019, the Fund’s portfolio turnover rate was 22.48% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
The Fund is a non-diversified fund because it invests, at any given time, in the securities of a select number of Baron mutual funds (the “Underlying Funds”), representing specific investment strategies. However, included in the Underlying Funds are diversified funds (with the exception of Baron Partners Fund, Baron Focused Growth Fund, Baron Real Estate Income Fund, Baron Health Care Fund and Baron FinTech Fund). The Fund normally invests in a variety of domestic and international equity funds. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation.

The Fund can invest in funds holding U.S. and international stocks; small-cap, small- to mid-cap, mid-cap, large-cap, all-cap stocks; and sector specific stocks.

The portfolio manager decides how much of the Fund’s assets to allocate to underlying fund investments based on the outlook for, and on the relative valuations of, the Underlying Funds and the various markets in which they invest.

Underlying Funds

BARON WEALTHBUILDER FUND
Strategy	Fund

Small Cap	Baron Discovery Fund
Baron Small Cap Fund
Baron Growth Fund

Small-Mid Cap	Baron Focused Growth Fund

Mid Cap	Baron Asset Fund

Large Cap	Baron Fifth Avenue Growth Fund
Baron Durable Advantage Fund

All Cap	Baron Partners Fund
Baron Opportunity Fund

International / Global	Baron International Growth Fund
Baron Emerging Markets Fund
Baron Global Advantage Fund

Sector	Baron Real Estate Fund
Baron Real Estate Income Fund
Baron Health Care Fund
Baron FinTech Fund

The Fund may sell shares of the Underlying Funds for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities. The Fund may also modify the list of Underlying Funds at any time, including by adding Underlying Funds that may be created in the future, or change the Fund’s asset allocation at any time, in each case without prior approval from or notice to shareholders. At certain periods, the Fund may hold a portion of its assets in cash, money market securities or other similar liquid investments.
Principal Risks of Investing in the Fund
The following summarizes the risks that the Fund is subject to based on its investments in the Underlying Funds. The risks described below are risks to the Fund’s overall portfolio. These are generally different from the risks of any one Underlying Fund. While each Underlying Fund has its own particular risk characteristics, the strategy of allocating the Fund’s assets to different Underlying Funds may allow those risks to be offset to some extent.

Asset Allocation.  The Fund’s ability to achieve its investment objective depends largely upon selecting the best mix of Underlying Funds. The selection of the Underlying Funds and the allocation of the Fund’s assets among the various market sectors could cause the Fund to underperform in comparison to other funds with a similar investment objective.

Consumer Discretionary Sector Risk.  The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.

Developing Countries.  Certain Underlying Funds invest in developing countries, which include countries in the MSCI Emerging Markets (EM) Index, countries in the MSCI Frontier Markets (FM) Index and other countries determined by the Adviser to be developing countries based on classifications made by the International Monetary Fund or on country characteristics similar to those of the countries in the EM and FM Indexes. Investments in developing countries are subject to all of the risks of non-U.S. investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation. These risks are greater for countries in the FM Index.

General Stock Market.  Fund losses may be incurred due to declines in one or more markets in which Fund investments are made. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). In addition, turbulence and reduced liquidity in financial markets may negatively affect many issuers, which could have an adverse effect on your Fund investment. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers. As a result, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions or other events could have a significant negative impact on global economic and market conditions. The coronavirus disease 2019 (COVID-19) global pandemic and the aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, have had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Growth Investing.  Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Industrials Sector Risk.  The Fund’s investments are exposed to issuers conducting business in the Industrials Sector. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. It also includes companies that provide transportation services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Industrials Sector. The prices of the securities of companies operating in the Industrials Sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Large-Cap Companies.  Because an Underlying Fund may invest primarily in large-cap company securities, that Underlying Fund may underperform other funds during periods when their securities are out of favor.

Non-U.S. Securities.  Investing in non-U.S. securities may involve additional risks to those inherent in investing in U.S. securities, including exchange rate fluctuations, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

Risks of Investing in the Underlying Funds.  Each of the Underlying Funds has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, it will have greater exposure to the risks of that Underlying Fund.

Small- and Mid-Sized Companies.  The Adviser believes there is more potential for capital appreciation in small- and mid-sized companies, but there also may be more risk. Securities of small- and mid-sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small- and mid-sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small- and mid-sized companies rely more on the skills of management and on their continued tenure. Investing in small- and mid-sized companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

Technology. Technology companies, including internet-related and information technology companies, as well as companies propelled by new technologies, may present the risk of rapid change and product obsolescence, and their successes may be difficult to predict for the long term. Some technology companies may be newly formed and have limited operating history and experience. Technology companies may also be adversely affected by changes in governmental policies, competitive pressures and changing demand. The securities of these companies may also experience significant price movements caused by disproportionate investor optimism or pessimism, with little or no basis in the companies’ fundamentals or economic conditions.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing the Fund’s performance for its full calendar year of operations and by showing how the Fund’s annual and since inception returns compared with that of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.BaronFunds.com/performance or by calling 1-800-99BARON (1-800-992-2766).
Total Return (%) for the year ended December 31 (Retail Shares)

Best Quarter:	3/31/19: 18.86%
Worst Quarter:	12/31/18: (16.44)%

Annual Total Return (for periods ended 12/31/19)
The following table shows the Fund’s Retail Shares’ annual return (before and after taxes) and the change in value of broad-based market indexes for the year ended December 31, 2019. The table also shows the annual return of the Fund’s Institutional Shares and TA Shares, but it does not show after-tax returns.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund’s shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.
Average Annual Total Returns for the year ended December 31, 2019
Average Annual Total Returns - Baron WealthBuilder Fund	1 year	5 years	10 years	Since Inception	Inception date
Retail Shares	36.24%			12.82%	Dec. 29, 2017
Retail Shares | Return after taxes on distributions	35.01%			12.29%	Dec. 29, 2017
Retail Shares | Return after taxes on distributions and sale of Fund shares	22.17%			9.83%	Dec. 29, 2017
Institutional Shares	36.49%			13.04%	Dec. 29, 2017
TA Shares	36.49%			13.04%	Dec. 29, 2017
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	31.49%			12.13%
MSCI ACWI Index Net USD (reflects no deduction for fees, expenses or taxes)	26.60%			7.09%

The S&P 500 Index is an unmanaged index of larger-cap companies. The MSCI ACWI Index Net USD is an unmanaged, free float-adjusted market capitalization weighted index reflected in US dollars that measures the equity market performance of large and mid cap securities across developed and emerging markets.